Average Annual Total Returns{- Overseas Portfolio} - 02.28 VIP Overseas Portfolio Investor PRO-11 - Overseas Portfolio	VIP Overseas Portfolio-Investor VIP Return Before Taxes Past 1 year	VIP Overseas Portfolio-Investor VIP Return Before Taxes Past 5 years	VIP Overseas Portfolio-Investor VIP Return Before Taxes Past 10 years	MS001 Past 1 year	MS001 Past 5 years	MS001 Past 10 years
Total	15.49%	9.17%	6.73%	8.02%	7.67%	5.69%